IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 312	$ 1,671
Non-current assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	312	483
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 1,188